Liquidity	12 Months Ended
Dec. 31, 2021
Liquidity [Abstract]
Liquidity	LiquidityManagement is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of these consolidated financial statements. Based on the Company’s liquidity as at the date these consolidated financial statements were issued, including the liquidity generated from the sale of one tanker in February 2022, the completion of the sale-leaseback of eight vessels in March 2022 and the expected sale of two tankers during the second quarter of 2022 (see note 22), as well as from the expected cash flows from the Company's operations over the following year, the Company estimates that it will have sufficient liquidity to meet its minimum liquidity requirements under its financial covenants and to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.